Note K - Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
K
- Income Taxes

The provision for income taxes consists of the following components:

	2016	2015	2014
Current tax expense	$2,645	$2,218	$3,637
Deferred tax (benefit) expense	(725)	591	(517)
Total income taxes	$1,920	$2,809	$3,120

The source of deferred tax assets and deferred tax liabilities at
December
31:

	2016	2015
Items giving rise to deferred tax assets:
Allowance for loan losses	$2,538	$2,302
Unrealized loss on securities available for sale	510	----
Deferred compensation	2,194	2,089
Deferred loan fees/costs	248	273
Other real estate owned	719	370
Accrued bonus	240	166
Purchase accounting adjustments	305	----
Net operating loss	258	----
Other	275	143
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(134)	(149)
FHLB stock dividends	(1,078)	(1,074)
Unrealized gain on securities available for sale	----	(157)
Prepaid expenses	(283)	(234)
Depreciation and amortization	(823)	(740)
Other	(4)	(5)
Net deferred tax asset	$4,965	$2,984

The Company determined that it was not required to establish a valuation allowance for deferred tax assets since management believes that the deferred tax assets are likely to be realized through the future reversals of existing taxable temporary differences, deductions against forecasted income and tax planning strategies.

At
December
31,
2016,
the Company had section
382
net operating loss carryforwards of approximately
$758
that will expire in
2026.

The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate of
34%
to income before taxes is as follows:

	2016	2015	2014
Statutory tax	$3,006	$3,870	$3,806
Effect of nontaxable interest	(433)	(437)	(418)
Effect of nontaxable insurance premiums	(340)	(336)	(142)
Income from bank owned insurance, net	(239)	(210)	(217)
Effect of postretirement benefits	(19)	71	238
Effect of nontaxable life insurance death proceeds	----	(11)	----
Effect of state income tax	64	66	73
Tax credits	(211)	(221)	(231)
Milton Merger Costs	73	----	----
Other items	19	17	11
Total income taxes	$1,920	$2,809	$3,120

At
December
31,
2016
and
December
31,
2015,
the Company had
no
unrecognized tax benefits. The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve
months. As previously reported, the Internal Revenue Service (“IRS”) has proposed that Loan Central, as a tax return preparer, be assessed a penalty for allegedly negotiating or endorsing checks issued by the U.S. Treasury to taxpayers.  The penalty would amount to approximately
$1.2
million.  Loan Central appealed this matter within the IRS.   Loan Central was notified that the Appeals Office will not concede the penalty, and the penalty has been assessed.  The Company is employing further IRS procedures, and the IRS is currently processing the Company’s claims. The matter may
still be resolved at the IRS. If the matter is not resolved at the IRS, the matter may
have to be resolved through the judicial system.   Based on consultation with legal counsel, management remains confident that it is highly unlikely that the penalty recommendation will be sustained.  Therefore, the Company did not
recognize any interest and/or penalties related to this matter for the periods presented.

The Company is subject to U.S. federal income tax as well as West Virginia state income tax.  The Company is no longer subject to federal or state examination for years prior to
2013.
  The tax years
2013
-
2015
remain open to federal and state examinations.